Borrowings - Disclosure of Interest Bearing Borrowings (Details) R in Millions, $ in Millions							12 Months Ended
	Sep. 08, 2023 ZAR (R)	Sep. 08, 2023 USD ($)	Sep. 06, 2023 ZAR (R)	Sep. 06, 2023 USD ($)	Jul. 03, 2023 ZAR (R)	Jul. 03, 2023 USD ($)	Jun. 30, 2023 ZAR (R)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R)
Non-current borrowings
Balance at beginning of year							R 3,180
Translation							(820)	R (411)	R 894
Total non-current borrowings							5,592	3,180
Current borrowings
Current borrowings and current portion of non-current borrowings							25
Interest expense on borrowings							467	238	228
Total current borrowings							103	25
Total interest-bearing borrowings							5,695	3,205
Undrawn committed borrowing facilities							5,883	7,254
R2 Billion Facility (Secured Loan) (matured)
Non-current borrowings
Balance at beginning of year							0	153
Repayments							0	(450)
Amortisation of issue costs							0	(3)
Transferred to current liabilities							0	300
Total non-current borrowings							0	0	153
Current borrowings
Current borrowings and current portion of non-current borrowings							0	300
Transferred to non-current liabilities							0	(300)
Total current borrowings							0	0	300
Westpac fleet loan
Non-current borrowings
Balance at beginning of year							0	22
Repayments							0	(94)
Transferred to current liabilities							0	62
Translation							1	10
Total non-current borrowings							0	0	22
Current borrowings
Current borrowings and current portion of non-current borrowings							25	87
Transferred to non-current liabilities							0	(62)
Repayments of current borrowings							(26)	0
Total current borrowings							0	25	87
R2.5 Billion Facility - Sustainability Linked
Non-current borrowings
Balance at beginning of year							0	0
Draw down							700	0
Repayments							(700)	0
Payments for debt issue costs							0	26
Prepayments							(7)	(26)
Amortisation of issue costs							7	0
Total non-current borrowings							0	0	0
R1.5 billion facility - Green Term Loan
Non-current borrowings
Balance at beginning of year							0	0
Payments for debt issue costs							0	15
Prepayments							0	(15)
Total non-current borrowings							0	0	0
US$400 million facility - Sustainability Linked
Non-current borrowings
Balance at beginning of year							3,180	0
Draw down							2,919	3,057
Repayments	R (994)	$ (54)	R (600)	$ (32)	R (450)	$ (24)	(1,345)	0
Payments for debt issue costs							0	76
Amortisation of issue costs							19	1
Translation							819	198
Total non-current borrowings							5,592	3,180	0
Current borrowings
Current borrowings and current portion of non-current borrowings							0
Interest expense on borrowings							103	0
Total current borrowings							103	0
US$400 million facility secured loan (matured)
Non-current borrowings
Balance at beginning of year							0	2,799
Repayments							0	(3,057)
Amortisation of issue costs							0	55
Translation							0	203
Total non-current borrowings							0	0	2,799
Current
Current borrowings
Current borrowings and current portion of non-current borrowings							25
Total current borrowings							103	25
Undrawn committed borrowing facilities							0	0
Between one to two years
Non-current borrowings
Balance at beginning of year							0
Total non-current borrowings							0	0
Due between two to three years5
Non-current borrowings
Balance at beginning of year							3,180
Total non-current borrowings							5,592	3,180
Expiring after one year
Current borrowings
Undrawn committed borrowing facilities							R 5,883	R 7,254	R 4,254